Master Trust - Narrative (Details) - EBP 017 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) d	Dec. 31, 2024 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Maximum borrowing capacity	$ 200,000
Prepayment period | d	3
Interest in net investment gain from participation in Lockheed Martin Corporation Defined Contribution Plans Master Trust	$ 6,310,515
Investments at fair value	50,771,131	$ 46,699,301
Master Trust Balance
EBP, Investment, Fair Value and NAV [Line Items]
Interest and dividends	764,000
Interest in net investment gain from participation in Lockheed Martin Corporation Defined Contribution Plans Master Trust	6,100,000
Level 1 | Common stocks - Lockheed Martin
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 18,200	$ 16,700